Unaudited Consolidated Condensed Interim Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Profit or loss [abstract]
Revenues	$ 282,483	$ 185,774	$ 755,700	$ 541,483
Cost of services	(179,294)	(107,594)	(468,747)	(330,521)
Gross profit	103,189	78,180	286,953	210,962
Technology and development expenses	(8,844)	(6,930)	(22,991)	(18,803)
Sales and marketing expenses	(8,139)	(6,892)	(20,116)	(16,028)
General and administrative expenses	(28,224)	(22,636)	(79,551)	(74,042)
Impairment (loss)/gain on financial assets	5	(8)	(1,796)	93
Other operating loss	(2,398)	(578)	(5,300)	(3,950)
Operating profit	55,589	41,136	157,199	98,232
Finance income	10,418	7,335	33,756	54,839
Finance costs	(4,035)	(17,420)	(24,189)	(36,580)
Inflation adjustment	(794)	(1,954)	(2,663)	(6,263)
Other results	5,589	(12,039)	6,904	11,996
Profit before income tax	61,178	29,097	164,103	110,228
Income tax expense	(9,388)	(2,286)	(22,838)	(19,460)
Profit for the period	51,790	26,811	141,265	90,768
Profit attributable to:
Owners of the Group	51,825	26,782	141,265	90,734
Non-controlling interest	(35)	29	0	34
Profit for the period	$ 51,790	$ 26,811	$ 141,265	$ 90,768
Earnings per share (in USD)
Basic Earnings per share	$ 0.18	$ 0.09	$ 0.49	$ 0.31
Diluted Earnings per share	$ 0.17	$ 0.09	$ 0.47	$ 0.3
Items that are or may be reclassified subsequently to profit or loss:
Exchange difference on translation on foreign operations	$ (2,619)	$ (498)	$ 5,210	$ (6,771)
Other comprehensive income for the period, net of tax	(2,619)	(498)	5,210	(6,771)
Total comprehensive income for the period	49,171	26,313	146,475	83,997
Total comprehensive income for the period is attributable to:
Owners of the Group	49,257	26,301	146,441	83,979
Non-controlling interest	(86)	12	34	18
Total comprehensive income for the period	$ 49,171	$ 26,313	$ 146,475	$ 83,997